UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1.   Schedules of Investments.

Schedule of investments

Turner Medical Sciences Long/Short Fund

June 30, 2014 (Unaudited)

	Contracts/	Value
	Shares	(000)
Common stock-85.5%†
Biotechnology-29.2%
Aegerion Pharmaceuticals*^	58,470	$1,876
AMAG Pharmaceuticals*	75,120	1,556
Amarin ADR*^	387,670	682
ANI Pharmaceuticals*^	270	9
Cubist Pharmaceuticals*^	36,090	2,521
Discovery Laboratories*^	265,510	473
Dynavax Technologies*^	116,610	187
Emergent Biosolutions*	9,810	220
Heron Therapeutics*	39,810	490
Infinity Pharmaceuticals*	78,110	995
Insys Therapeutics*	28,430	888
Intercept Pharmaceuticals*	1,830	433
Keryx Biopharmaceuticals*^	38,630	594
NPS Pharmaceuticals*^	61,850	2,045
Prothena*^	76,630	1,728
Puma Biotechnology*^	4,140	273
Rigel Pharmaceuticals*^	73,880	268
Total Biotechnology		15,238

Health care equipment & supplies-7.8%
Omnicare^	23,690	1,577
Unilife*^	483,270	1,430
Volcano*^	61,420	1,082
Total Health care equipment & supplies		4,089

Health care providers & services-14.7%
Cigna^	11,200	1,030
Envision Healthcare Holdings*^	27,810	999
HCA Holdings*^	8,910	502
Humana^	8,140	1,040
Team Health Holdings*^	15,990	799
UnitedHealth Group, Cl B^	12,650	1,034
Universal Health Services, Cl B^	10,640	1,019
WellPoint^	11,640	1,252
Total Health care providers & services		7,675

Personal products-3.0%
IGI Laboratories*	294,240	1,562
Total Personal products		1,562

Pharmaceuticals-30.8%
Biodelivery Sciences International*^	150,100	1,812
Cardiome Pharma*^	72,753	573
DepoMed*^	187,630	2,607
Flamel Technologies SA ADR*	147,525	2,213
Horizon Pharma*^	152,890	2,418
Impax Laboratories*^	30,260	907
Jazz Pharmaceuticals PLC*^	15,290	2,248
Lannett*^	10,320	512
Mylan*^	10,860	560
Parnell Pharmaceuticals Holdings*	28,540	197
The Medicines*^	54,880	1,595
XenoPort*	85,690	414
Total Pharmaceuticals		16,056
Total Common stock
(Cost $42,190)**		44,620
Call option contracts-0.4%
Puma Biotechnology, 7/14 at $75	288	202
Total Call option contracts
(Cost $162)**		202

	Shares
Cash equivalent - 6.0%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡	3,113,533	3,114
Total Cash equivalent
(Cost $3,114)**		3,114
Total Investments-91.9%
(Cost $45,466)**		47,936

Segregated cash with brokers-50.3%		26,272
Securities sold short-(55.1)%
(Proceeds $(27,097))**		(28,719)
Written option contracts-(0.1)%
(Proceeds $(53))**		(72)
Net Other assets (liabilities)-13.0%		6,784
Net Assets-100.0%		$52,201

*                                         Non-income producing security.

**                                  This number is listed in thousands.

^                                          All or a portion of the shares have been committed as collateral for open short positions and open written option contracts.

†                                       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                                         Rate shown is the 7-day effective yield as of June 30, 2014.

ADR                     - American Depositary Receipt

Cl                                    - Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-41.1%
Biotechnology-14.3%
Agios Pharmaceuticals	28,140	$1,290
Celladon	50,680	812
Dyax	106,240	1,020
Isis Pharmaceuticals	36,480	1,257
Karyopharm Therapeutics	17,680	823
Ophthotech	25,270	1,069
Organovo Holdings	31,490	263
Theravance	29,450	877
Total Biotechnology		7,411

Health care equipment & supplies-6.2%
ABIOMED	20,570	517
Edwards Lifesciences	15,050	1,291
Endologix	37,840	576
Hologic	20,060	509
Mazor Robotics ADR	18,080	318
Total Health care equipment & supplies		3,211

Health care providers & services-4.9%
Anika Therapeutics	11,120	515
Community Health Systems	16,660	756
Express Scripts Holding	18,680	1,295
Total Health care providers & services		2,566

Health care technology-1.8%
HMS Holdings	46,400	947
Total Health care technology		947

Life sciences tools & services-5.6%
Charles River Laboratories International	27,890	1,492
Covance	16,730	1,432
Total Life sciences tools & services		2,924

Pharmaceuticals-8.3%
ACADIA Pharmaceuticals	26,880	607
Nektar Therapeutics	80,670	1,034
Novo Nordisk A/S, Cl B	27,750	1,277
Perrigo	9,760	1,423
Total Pharmaceuticals		4,341
Total Common stock
(Proceeds $19,910)*		21,400

Exchange traded funds - 14.0%
Market Vectors Biotech ETF	23,395	2,231
Market Vectors Pharmaceutical ETF	16,410	1,018
SPDR S&P Biotech ETF	26,420	4,070
Total Exchange traded funds
(Proceeds $7,187)*		7,319
Total Securities sold short-55.1%
(Proceeds $27,097)*		$28,719

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

*                                         This number is listed in thousands.

ADR                     - American Depositary Receipt

Cl                                    - Class

ETF                         - Exchange Traded Fund

SPDR                - Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of open written option contracts

Turner Medical Sciences Long/Short Fund

June 30, 2014 (Unaudited)

		Value
	Contracts	(000)
Written option contracts-0.1%
Written call option contracts-0.1%
Puma Biotechnology, 7/14 at $100	288	$72
Total Written call option contracts
(Premiums received $53)*		72
Total Written option contracts
(Premiums received $53)*		$72

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

*              This number is listed in thousands.

See accompanying notes to schedules of investments.

Schedule of investments

Turner Spectrum Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-81.9%
Consumer discretionary-13.4%
Abercrombie & Fitch	16,010	$692
Advance Auto Parts	9,270	1,251
Ann*	8,460	348
Arcos Dorados Holdings, Cl A	47,280	530
Big Lots*^	24,550	1,122
BorgWarner	7,600	495
Burlington Stores*^	21,420	682
Chipotle Mexican Grill*^	1,310	776
Comcast, Cl A	8,170	439
Deckers Outdoor*	4,860	420
Finish Line	12,010	357
Five Below*	17,360	693
General Motors	16,300	592
Gentherm*	8,900	396
Home Depot	6,360	515
HomeAway*	7,660	267
Kate Spade*	25,650	978
Las Vegas Sands^	17,450	1,330
MGM Resorts International*	26,550	701
Netflix*	790	348
PVH	5,880	686
Restoration Hardware Holdings*	7,310	680
SFX Entertainment*^	133,550	1,082
Signet Jewelers	5,660	626
Skechers U.S.A., Cl A*^	11,830	541
Starbucks^	18,490	1,430
Starwood Hotels & Resorts Worldwide^	29,020	2,344
Tempur-Pedic International*^	14,420	861
TripAdvisor*	3,840	417
Urban Outfitters*	10,070	341
Walt Disney^	13,330	1,143
Total Consumer discretionary		23,083

Consumer staples-3.9%
Anheuser-Busch InBev ADR^	4,270	491
Coca-Cola	15,000	635
Colgate-Palmolive^	22,960	1,566
Diamond Foods*	16,510	466
IGI Laboratories*	200,610	1,065
Lorillard	7,970	486
Mead Johnson Nutrition, Cl A	6,980	650
PepsiCo	7,510	671
WhiteWave Foods, Cl A*	18,780	608
Total Consumer staples		6,638

Energy-7.3%
Anadarko Petroleum^	10,880	1,191
Athlon Energy*	12,570	600
EOG Resources^	16,660	1,946
Halliburton^	26,910	1,911
Kodiak Oil & Gas*	48,080	700
Lehigh Gas Partners^	37,382	1,004
Marathon Oil	8,770	350
Memorial Resource Development*^	29,750	725
Oasis Petroleum*^	11,030	616
Penn-Virginia*^	75,920	1,287
Schlumberger	10,370	1,223
SemGroup, Cl A^	8,250	651
Whiting Petroleum*	4,460	358
Total Energy		12,562

Financials-15.3%
Affiliated Managers Group*^	5,630	1,156
Altisource Asset Management*	850	615
Ameris Bancorp*	15,420	332
Aon^	16,940	1,526
Artisan Partners Asset Management	6,790	385
Atlas Mara Co-Nvest#*§	461,660	5,079
Bank of the Ozarks^	32,758	1,096
Bryn Mawr Bank	17,181	500
Chemical Financial	25,400	713
Discover Financial Services^	28,522	1,769
East West Bancorp^	22,400	784
Essent Group*^	56,420	1,133
Evercore Partners	12,020	693
Fannie Mae*	85,030	332
FS Investment	76,220	812
Hanmi Financial	33,070	697
Invesco^	22,270	841
Kennedy-Wilson Holdings^	39,540	1,060
MetLife^	18,970	1,054
Moelis*	14,090	474
Moody’s^	19,330	1,694
Morgan Stanley	22,370	723
PacWest Bancorp^	17,850	771
Signature Bank*^	12,490	1,576
Square 1 Financial, Cl A*	19,780	376
Total Financials		26,191

Health care-20.5%
Aegerion Pharmaceuticals*^	44,040	1,413
AMAG Pharmaceuticals*	49,240	1,020
Amarin ADR*	299,130	526
ANI Pharmaceuticals*	210	7
Biodelivery Sciences International*^	105,970	1,279
Biogen Idec*	1,140	359
Cardiome Pharma*	50,290	396
Cigna	11,560	1,063
Cubist Pharmaceuticals*^	32,275	2,254
DepoMed*^	140,837	1,959
Discovery Laboratories*	204,870	365
Dynavax Technologies*	89,980	144
Emergent Biosolutions*	6,430	144
Envision Healthcare Holdings*	19,200	689
Flamel Technologies SA ADR*^	96,709	1,451
HCA Holdings*^	6,100	344
Heron Therapeutics*	27,300	336
Horizon Pharma*^	114,720	1,815
Humana^	5,340	682
Impax Laboratories*^	22,530	676
Infinity Pharmaceuticals*	55,200	703
Insys Therapeutics*	19,730	616
Intercept Pharmaceuticals*	1,280	303
Jazz Pharmaceuticals PLC*^	10,500	1,544
Keryx Biopharmaceuticals*	27,380	421
Lannett*^	7,070	351
McKesson^	9,480	1,765
Mylan*^	18,990	979
NPS Pharmaceuticals*^	52,480	1,734
Omnicare^	16,790	1,118
Parnell Pharmaceuticals Holdings*	19,560	135
Prothena*^	52,970	1,194
Puma Biotechnology*	2,829	187
Rigel Pharmaceuticals*	57,010	207
Team Health Holdings*	11,780	588
Teva Pharmaceutical Industries ADR^	8,370	439

		Value
	Shares	(000)
The Medicines*^	38,900	$1,130
Unilife*	363,090	1,075
UnitedHealth Group, Cl B^	8,290	678
Universal Health Services, Cl B^	10,960	1,050
Volcano*^	46,090	812
WellPoint^	7,980	859
XenoPort*	59,230	286
Total Health care		35,096

Industrials-10.2%
Aercap Holdings*^	20,130	922
American Airlines Group*	9,720	418
AMETEK^	7,600	397
C.H. Robinson Worldwide	8,950	571
CAI International*^	16,479	363
Canadian Pacific Railway^	3,614	655
Chicago Bridge & Iron	10,950	747
Eaton PLC	4,560	352
Hub Group, Cl A*	15,790	796
Interface^	47,140	888
Kansas City Southern	4,130	444
Kirby*	4,170	488
Landstar System^	15,490	991
Lennox International	5,770	517
Louis XIII Holdings*	1,268,211	961
Middleby*	7,110	588
Nielsen Holdings NV	9,930	481
Old Dominion Freight Line*^	10,650	678
Polypipe Group*	95,030	407
Precision Castparts^	4,810	1,214
Providence Resources*	44,570	106
Rockwell Automation	5,640	706
Saia*^	22,805	1,002
Scorpio Bulkers*	41,360	368
Spirit Airlines*	7,060	446
Swift Transportation*^	33,930	856
Towers Watson, Cl A	110	11
Tutor Perini*	23,130	734
United Rentals*^	4,950	518
Total Industrials		17,625

Information technology-9.6%
Alliance Data Systems*^	5,930	1,668
Apple^	7,590	705
Bitauto Holdings ADR*	5,620	274
Digimarc^	44,000	1,434
F5 Networks*	4,780	533
Facebook, Cl A*^	30,010	2,019
Google, Cl A*^	3,550	2,075
Hewlett-Packard	17,790	599
IZEA*	125,930	56
JDS Uniphase*	21,200	264
Materialise ADR*	47,130	542
Microchip Technology^	15,130	738
NXP Semiconductors*	6,600	437
Palo Alto Networks*	3,680	309
Pandora Media*	15,120	446
Red Hat*	9,490	525
Remark Media*^	146,878	1,306
Salesforce.com*^	12,210	709
SanDisk	7,180	750
ServiceNow*^	4,420	274
TE Connectivity^	14,530	899
Total Information technology		16,562

	Contracts/
	Shares
Materials-1.7%
Chemtura*	25,900	677
Eastman Chemical	5,250	459
International Flavors & Fragrances	5,300	553
Lyondellbasell Industries, Cl A	4,480	437
Methanex^	6,140	379
Senomyx*	57,620	498
Total Materials		3,003
Total Common stock
(Cost $125,095)**		140,760
Call option contracts-0.1%
Puma Biotechnology, 7/14 at $75	196	137
Total Call option contracts
(Cost $110)**		137

Warrant-0.4%
Financials-0.4%
Atlas Mara Co-Nvest#*§	472,160	708
Total Financials		708
Total Warrant
(Cost $92)**		708
Cash equivalent - 21.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡	36,649,498	36,649
Total Cash equivalent
(Cost $36,649)**		36,649
Total Investments-103.7%
(Cost $161,946)**		178,254

Segregated cash with brokers-49.1%		84,464
Securities sold short-(54.4)%
(Proceeds $(90,845))**		(93,435)
Written option contracts-0.0%
(Proceeds $(36))**		(49)
Net Other assets (liabilities)-1.6%		2,721
Net Assets-100.0%		$171,955

#                 The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.  Trading of this security has been halted by the company pending an acquisition of another firm.  As of June 30, 2014, illiquid securities were 3.3% of the Fund’s net assets.

	Acquisition Date	Acquisition Cost**	Share Amount	Fair Value**
Atlas Mara Co-Nvest	12/17/13	$4,795	461,660	$5,079
Atlas Mara Co-Nvest	12/17/13	$92	472,160	$708

*                 Non-income producing security.

**          This number is listed in thousands.

^                  All or a portion of the shares have been committed as collateral for open short positions and open written option contracts.

§                 Security fair valued using procedures established by the Fair Value Committee.  As of June 30, 2014, the total market value of these securities was $5,787**, representing 3.3% of the Fund’s net assets.

‡                 Rate shown is the 7-day effective yield as of June 30, 2014.

ADR           - American Depositary Receipt

Cl                          - Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Spectrum Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-46.0%
Consumer discretionary-6.5%
Bed Bath & Beyond	7,570	$434
Discovery Communications, Cl A	5,050	375
Domino’s Pizza	6,420	469
Ford Motor	9,930	171
Fossil	8,620	902
Galaxy Entertainment Group	58,415	467
Gap	17,760	739
Gentex	21,670	630
Kohl’s	10,080	531
Lowe’s	5,150	247
Melco Crown Entertainment Sponsored ADR	16,810	600
Nordstrom	3,540	240
Panera Bread, Cl A	3,140	470
Pier 1 Imports	12,230	188
Select Comfort	26,680	551
TJX	17,360	924
Tupperware Brands	7,090	593
Twenty-First Century Fox	14,940	525
Under Armour, Cl A	7,130	424
Whirlpool	3,080	429
Wolverine World Wide	20,580	536
Wyndham Worldwide	10,750	815
Total Consumer discretionary		11,260

Consumer staples-2.4%
Campbell Soup	7,860	360
Dr Pepper Snapple Group	5,490	322
Flowers Foods	15,310	323
General Mills	6,710	353
Kellogg	4,370	287
Philip Morris International	4,130	348
Procter & Gamble	8,510	669
Wal-Mart Stores	19,570	1,468
Total Consumer staples		4,130

Energy-5.1%
Apache	7,170	721
Chesapeake Energy	19,840	617
Continental Resources	7,310	1,156
Diamond Offshore Drilling	13,960	693
Dresser-Rand Group	6,620	422
Exxon Mobil	6,770	682
National-Oilwell Varco	5,870	483
Noble Energy	9,920	768
Northern Oil & Gas	26,970	439
Southwestern Energy	17,810	810
Swift Energy	61,450	798
Transocean	9,350	421
Ultra Petroleum	28,330	841
Total Energy		8,851

Financials-8.3%
Ally Financial	43,060	1,030
Assurant	9,610	630
Bank of America	39,750	611
Bank of New York Mellon	24,140	905
Bank Pekao SA	11,880	680
Citigroup	7,740	365
Franklin Resources	4,730	274
Genworth Financial, Cl A	33,640	585
Greenhill	16,660	821
Hancock Holding	16,300	576
IBERIABANK	7,470	517
Janus Capital Group	41,510	518
Legg Mason	17,100	877
LPL Financial Holdings	16,950	843
M & T Bank	5,990	743
MarketAxess Holdings	18,670	1,009
MBIA	15,260	168
Motorola Solutions	5,520	367
MSCI, Cl A	7,470	342
Redwood Trust	36,070	702
Springleaf Holdings	39,030	1,013
State Street	3,880	261
Zions Bancorp	10,580	312
Total Financials		14,149

Health care-10.6%
ABIOMED	15,870	399
ACADIA Pharmaceuticals	20,740	469
Agios Pharmaceuticals	21,000	962
Anika Therapeutics	8,580	398
C.R. Bard	2,520	360
Celladon	36,660	587
Charles River Laboratories International	27,540	1,473
Community Health Systems	11,410	518
Covance	12,910	1,104
Dyax	72,430	695
Edwards Lifesciences	10,320	886
Endologix	29,200	444
Express Scripts Holding	23,090	1,600
Hanger	5,660	178
HMS Holdings	35,800	731
Hologic	13,750	349
Isis Pharmaceuticals	25,070	864
Karyopharm Therapeutics	12,110	564
Mazor Robotics ADR	13,950	245
Nektar Therapeutics	60,430	775
Novo Nordisk A/S, Cl B	21,410	985
Ophthotech	18,050	764
Organovo Holdings	24,300	203
Perrigo	7,170	1,045
ResMed	4,080	207
Sirona Dental Systems	4,470	369
Theravance	20,570	613
Waters	2,510	262
Total Health care		18,049

Industrials-7.5%
Aecom Technology	12,880	415
AGCO	11,900	669
Armstrong World Industries	6,630	381
Atlas Air Worldwide Holdings	32,680	1,204
Boeing	3,820	486
Canadian National Railway	8,790	572
Caterpillar	2,430	264
CSX	26,870	828
Deere	8,820	799
Emerson Electric	8,610	571
Expeditors International of Washington	12,930	571
Granite Construction	19,950	718
Joy Global	2,840	175
KBR	29,030	692
Lindsay	5,280	446
Matson	22,980	617

		Value
	Shares	(000)
Navistar International	16,790	$629
Southwest Airlines	23,410	629
Team	8,030	329
Valmont Industries	5,260	799
W.W. Grainger	2,910	740
Werner Enterprises	15,462	410
Total Industrials		12,944

Information technology-4.9%
Accenture PLC	7,970	644
ACI Worldwide	5,100	285
eBay	10,570	529
Infosys ADR	7,870	423
International Business Machines	3,110	564
Marvell Technology Group	23,800	341
NetApp	9,960	364
NVIDIA	11,280	209
Tech Data	5,800	363
Trimble Navigation	33,300	1,230
Vantive	22,400	753
VeriSign	12,470	609
Western Union	95,040	1,648
Zillow, Cl A	3,270	467
Total Information technology		8,429

Materials-0.6%
Arcelor Mittal	23,240	347
Quimica y Minera Chile ADR	20,780	609
Total Materials		956

Utilities-0.1%
AmeriGas Partners	5,000	227
Total Utilities		227

Total Common stock
(Proceeds $76,850)*		78,995

Exchange traded funds-8.4%
iShares Russell 1000 Growth ETF	19,620	1,784
iShares Russell 2000 Growth ETF	8,740	1,210
iShares Transportation Average ETF	12,380	1,820
iShares U.S. Home Construction ETF	34,970	867
Market Vectors Biotech ETF	16,492	1,573
Market Vectors Pharmaceutical ETF	11,260	699
Market Vectors Semiconductor ETF	9,610	476
SPDR S&P 500 ETF Trust	9,300	1,820
SPDR S&P Biotech ETF	18,010	2,774
Teucrium Corn Fund	18,740	552
VelocityShares Daily Inverse VIX Short-Term ETN	19,240	865
Total Exchange traded funds
(Proceeds $13,995)*		14,440
Total Securities sold short-54.4%
(Proceeds $90,845)*		$93,435

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

*                                         This number is listed in thousands.

ADR                     - American Depositary Receipt

Cl                                    - Class

ETF                         - Exchange Traded Fund

ETN                       - Exchange Traded Note

SPDR                - Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of open written option contracts

Turner Spectrum Fund

June 30, 2014 (Unaudited)

		Value
	Contracts	(000)
Written option contracts-0.0%
Written call option contracts-0.0%
Puma Biotechnology, 7/14 at $100	196	$49
Total Written call option contracts
(Premiums received $36)*		49
Total Written option contracts
(Premiums received $36)*		$49

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

*              This number is listed in thousands.

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-87.1%†
Consumer discretionary-16.8%
Advance Auto Parts	1,250	$169
BorgWarner	2,350	153
Comcast, Cl A	2,530	136
Finish Line^	3,720	111
HomeAway*	2,360	82
Kate Spade*^	3,080	117
Las Vegas Sands^	2,140	163
Netflix*^	240	106
Starbucks^	2,160	167
Starwood Hotels & Resorts Worldwide^	4,020	325
TripAdvisor*^	1,170	127
Walt Disney^	1,930	165
Total Consumer discretionary		1,821

Consumer staples-3.3%
Colgate-Palmolive^	2,380	162
PepsiCo^	2,240	200
Total Consumer staples		362

Energy-8.6%
EOG Resources^	2,765	323
Halliburton^	3,910	278
Marathon Oil	2,690	107
Schlumberger^	1,020	120
Whiting Petroleum*	1,380	111
Total Energy		939

Financials-8.2%
Aon^	2,090	188
Discover Financial Services^	2,790	173
Moody’s	1,560	137
Morgan Stanley	6,830	221
Signature Bank*^	1,340	169
Total Financials		888

Health care-12.6%
Biogen Idec*	360	114
Cigna	1,190	109
Cubist Pharmaceuticals*^	1,550	108
McKesson^	2,860	533
Mylan*^	3,290	170
NPS Pharmaceuticals*	2,980	98
Teva Pharmaceutical Industries ADR	2,580	135
Universal Health Services, Cl B^	1,120	107
Total Health care		1,374

Industrials-9.0%
Eaton PLC	1,420	110
Kansas City Southern	1,280	138
Nielsen Holdings NV^	2,970	144
Precision Castparts^	1,480	373
Rockwell Automation	1,720	215
Total Industrials		980

Information technology-25.8%
Alliance Data Systems*^	630	177
Apple^	2,310	215
F5 Networks*	1,450	162
Facebook, Cl A*^	4,320	290
Google, Cl A*	230	134
Hewlett-Packard	5,430	183
JDS Uniphase*	6,560	82
Microchip Technology^	4,520	221
NXP Semiconductors*	2,020	134
Palo Alto Networks*	1,140	96
Pandora Media*	4,680	138
Red Hat*	2,940	162
Salesforce.com*^	3,730	217
SanDisk^	2,180	228
ServiceNow*	1,340	83
TE Connectivity^	4,340	268
Total Information technology		2,790

Materials-2.8%
Eastman Chemical	1,600	140
International Flavors & Fragrances^	1,600	167
Total Materials		307
Total Common stock (Cost $8,349)**		9,461

Cash equivalent - 22.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡	2,427,725	2,428
Total Cash equivalent (Cost $2,428)**		2,428
Total Investments-109.4% (Cost $10,777)**		11,889

Segregated cash with brokers-42.4%		4,603
Securities sold short-(52.5)% (Proceeds $(5,682))**		(5,710)
Net Other assets (liabilities)-0.7%		85
Net Assets-100.0%		$10,867

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2014.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-43.7%
Consumer discretionary-6.4%
Bed Bath & Beyond	1,330	$76
Fossil	1,010	106
Kohl’s	3,010	158
Melco Crown Entertainment Sponsored ADR	2,390	85
TJX	1,460	78
Twenty-First Century Fox	2,310	81
Wyndham Worldwide	1,530	116
Total Consumer discretionary		700

Consumer staples-4.0%
General Mills	2,070	109
Philip Morris International	1,280	108
Wal-Mart Stores	2,860	214
Total Consumer staples		431

Energy-1.5%
Continental Resources	530	84
Southwestern Energy	1,780	81
Total Energy		165

Financials-9.4%
Bank of America	12,300	189
Citigroup	2,310	109
Franklin Resources	1,440	83
Genworth Financial, Cl A	4,650	81
MBIA	4,760	53
Motorola Solutions	1,650	110
MSCI, Cl A	2,230	102
Springleaf Holdings	4,510	117
State Street	1,200	81
Zions Bancorp	3,270	96
Total Financials		1,021

Health care-6.9%
C.R. Bard	770	110
Charles River Laboratories International	1,980	106
Express Scripts Holding	3,160	220
Hanger	1,690	53
ResMed	1,260	64
Sirona Dental Systems	1,370	113
Waters	770	80
Total Health care		746

Industrials-3.4%
Boeing	1,180	149
Caterpillar	750	82
Joy Global	870	54
Valmont Industries	540	82
Total Industrials		367

Information technology-11.1%
ACI Worldwide	1,520	85
eBay	1,630	82
Infosys ADR	2,390	129
International Business Machines	960	174
Marvell Technology Group	7,250	104
NetApp	3,030	111
NVIDIA	3,470	64
Tech Data	1,730	108
Trimble Navigation	5,610	206
VeriSign	1,600	78
Zillow, Cl A	530	76
Total Information technology		1,217

Materials-1.0%
Arcelor Mittal	7,100	106
Total Materials		106
Total Common stock (Proceeds $4,752)*		4,753

Exchange traded funds-8.8%
iShares Russell 1000 Growth ETF	5,960	542
Market Vectors Semiconductor ETF	2,930	145
SPDR S&P 500 ETF Trust	1,380	270
Total Exchange traded funds (Proceeds $930)*		957
Total Securities sold short-52.5% (Proceeds $5,682)*		$5,710

Percentages disclosed are based on total net assets of the Fund at June 30, 2014.

*	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner All Cap Growth Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-100.2%†
Consumer discretionary-20.2%
Dunkin’ Brands Group	7,540	$345
Harley-Davidson	3,790	265
HomeAway*	12,090	421
Kate Spade*	12,380	472
MGM Resorts International*	15,000	396
Michael Kors Holdings*	3,000	266
Netflix*	620	273
TripAdvisor*	4,020	437
Wynn Resorts	3,260	677
Total Consumer discretionary		3,552

Consumer staples-1.7%
WhiteWave Foods, Cl A*	9,530	308
Total Consumer staples		308

Energy-7.0%
Oasis Petroleum*	5,380	301
Range Resources	4,330	376
Schlumberger	2,820	333
TCP International Holdings*	21,250	218
Total Energy		1,228

Financials-9.8%
Affiliated Managers Group*	1,950	401
Aon	6,860	618
Atlas Mara Co-Nvest#*§	65,000	715
Total Financials		1,734

Health care-15.5%
Alexion Pharmaceuticals*	2,710	423
Biogen Idec*	1,080	341
Cubist Pharmaceuticals*	5,590	390
Intercept Pharmaceuticals*	780	185
NPS Pharmaceuticals*	14,130	467
Regeneron Pharmaceuticals*	1,540	435
Roche Holding AG ADR	13,210	493
Total Health care		2,734

Industrials-4.6%
Louis XIII Holdings*	403,000	305
Roper Industries	3,410	498
Total Industrials		803

Information technology-37.3%
Alliance Data Systems*	1,480	416
Apple	9,800	910
Applied Micro Circuits*	73,540	795
Avago Technologies	7,500	541
Cavium*	13,140	653
Google, Cl C*	740	426
Monolithic Power Systems	11,720	496
NXP Semiconductors*	12,740	842
Proofpoint*	6,040	226
RF Micro Devices*	34,300	329
ServiceNow*	9,870	612
Workday, Cl A*	3,500	315
Total Information technology		6,561
Materials-4.1%
Methanex	6,500	401
PolyOne	7,660	323
Total Materials		724
Total Common stock (Cost $14,177)**		17,644

Warrant-0.6%
Financials-0.6%
Atlas Mara Co-Nvest#*§	65,000	98
Total Financials		98
Total Warrant (Cost $12)**		98

Cash equivalent - 0.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡	144,186	144
Total Cash equivalent (Cost $144)**		144
Total Investments-101.6% (Cost $14,333)**		17,886
Net Other assets (liabilities)-(1.6)%		(278)
Net Assets-100.0%		$17,608

#

The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.  Trading of this security has been halted by the company pending an acquisition of another firm.  As of June 30, 2014, illiquid securities were 4.6% of the Fund’s net assets.

	Acquisition Date	Acquisition Cost**	Share Amount	Fair Value**
Atlas Mara Co-Nvest	12/17/13	$675	65,000	$715
Atlas Mara Co-Nvest	12/17/13	$12	65,000	$98

*	Non-income producing security.
**	This number is listed in thousands.
§	Security fair valued using procedures established by the Fair Value Committee. As of June 30, 2014, the total market value of these securities was $813**, representing 4.6% of the Fund’s net assets.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2014.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Emerging Growth Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-99.2%†
Consumer discretionary-19.2%
American Axle & Manufacturing Holdings*	48,110	$909
Ann*	96,640	3,977
Asbury Automotive Group*	15,849	1,089
Boyd Gaming*	83,570	1,014
Buffalo Wild Wings*	9,710	1,609
Chuy’s Holdings*^	78,090	2,835
del Frisco’s Restaurant Group*	95,040	2,619
E.W. Scripps*	78,870	1,669
Fox Factory Holding*^	99,140	1,744
Kona Grill*	169,690	3,294
Lithia Motors, Cl A	22,221	2,090
Multimedia Games Holdings*	78,891	2,338
Nexstar Broadcasting Group	36,940	1,906
Oxford Industries	38,703	2,580
Pacific Sunwear of California*	1,022,770	2,434
Red Robin Gourmet Burgers*	49,380	3,517
Rentrak*	33,430	1,753
Shutterfly*	42,440	1,827
Vitamin Shoppe*	36,629	1,576
Zoe’s Kitchen*	88,460	3,041
Total Consumer discretionary		43,821

Consumer staples-5.3%
B&G Foods, Cl A	114,480	3,743
Boston Beer, Cl A*^	10,300	2,302
Boulder Brands*	170,440	2,417
Natural Grocers By Vitamin Cottage*^	47,430	1,015
United Natural Foods*	38,468	2,504
Total Consumer staples		11,981

Energy-7.5%
Bonanza Creek Energy*^	37,120	2,123
Callon Petroleum*	161,740	1,884
Diamondback Energy*	27,695	2,459
Knightsbridge Tankers	180,390	2,560
Kodiak Oil & Gas*	136,740	1,990
PDC Energy*	34,820	2,199
Rex Energy*	137,210	2,430
TCP International Holdings*	135,690	1,392
Total Energy		17,037

Financials-2.4%
Hanmi Financial	78,830	1,662
Independent Bank	112,680	1,450
Square 1 Financial, Cl A*	126,200	2,399
Total Financials		5,511

Health care-17.3%
Acadia Healthcare*^	57,950	2,637
Air Methods*^	43,310	2,237
Akorn*	169,410	5,633
ANI Pharmaceuticals*	22,900	789
Atricure*	50,780	933
Biodelivery Sciences International*	221,230	2,670
Cardiovascular Systems*	68,850	2,145
Cyberonics*	43,114	2,693
DepoMed*	127,310	1,770
Enanta Pharmaceuticals*^	71,860	3,095
Horizon Pharma*	103,140	1,632
Ironwood Pharmaceuticals*	163,400	2,505
Keryx Biopharmaceuticals*^	37,710	580
Natus Medical*	86,562	2,176
Neurocrine Biosciences*	71,990	1,068
NPS Pharmaceuticals*	86,910	2,872
Receptos*	58,890	2,509
Sarepta Therapeutics*^	46,470	1,384
Total Health care		39,328

Industrials-15.0%
American Railcar Industries^	8,280	561
Chart Industries*	29,138	2,411
CIRCOR International	19,065	1,470
EnPro Industries*	28,940	2,117
Genesee & Wyoming, Cl A*	20,208	2,122
Huron Consulting Group*	109,801	7,777
Middleby*^	72,540	6,001
On Assignment*	108,410	3,856
PGT*	263,780	2,234
Primoris Services	63,340	1,827
Star Bulk Carriers*	153,000	1,984
WageWorks*	39,110	1,885
Total Industrials		34,245

Information technology-29.9%
Alliance Fiber Optic Product^	88,020	1,593
Ambarella*^	111,031	3,462
Applied Optoelectronics*	178,760	4,147
Bottomline Technologies*	72,062	2,156
CalAmp*	74,530	1,614
Callidus Software*	254,660	3,041
Canadian Solar*	52,960	1,656
Cardtronics*^	50,019	1,705
Channeladvisor*	31,780	838
Coherent*	35,294	2,335
Digimarc	52,520	1,712
Diodes*	81,800	2,369
Electronics for Imaging*	130,640	5,906
Heartland Payment Systems^	15,220	627
Immersion*	66,150	841
Inphi*	133,270	1,956
Manhattan Associates*	143,440	4,939
Materialise ADR*	40,610	467
Maxlinear*	339,930	3,423
Methode Electronics^	65,230	2,492
Monolithic Power Systems	94,420	3,999
Proofpoint*^	122,490	4,588
QIWI ADR	24,887	1,004
SPS Commerce*	40,620	2,567
SunPower*^	49,910	2,045
Trulia*	78,410	3,715
Tyler Technologies*	30,390	2,772
Total Information technology		67,969

Materials-2.3%
KapStone Paper & Packaging*	127,140	4,212
Senomyx*	120,320	1,041
Total Materials		5,253

Utilities-0.3%
Artesian Resources, Cl A	33,152	745
Total Utilities		745
Total Common stock (Cost $149,595)**		225,890

		Value
	Shares	(000)
Cash equivalent - 13.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡(1)	30,933,894	$30,934
Total Cash equivalent (Cost $30,934)**		30,934
Total Investments-112.8% (Cost $180,529)**		256,824
Net Other assets (liabilities)-(12.8)%		(29,149)
Net Assets-100.0%		$227,675

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2014 was $27,950**.
^	Security fully or partially on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $27,371**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2014.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Large Growth Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-99.7%†
Consumer discretionary-21.6%
BorgWarner	8,800	$574
Chipotle Mexican Grill*	980	581
Comcast, Cl A	19,610	1,052
Home Depot	7,910	640
Kate Spade*	6,880	262
Las Vegas Sands	8,190	624
Liberty Global, Cl A*^	9,470	419
Michael Kors Holdings*	6,360	564
Netflix*	1,550	683
Nike, Cl B	6,330	491
Priceline.com*	550	662
Starbucks	9,640	746
Starwood Hotels & Resorts Worldwide	7,560	611
TripAdvisor*	2,480	269
Walt Disney	10,190	874
Total Consumer discretionary		9,052

Consumer staples-5.2%
Colgate-Palmolive	12,940	882
Constellation Brands*	3,570	315
Estee Lauder, Cl A	7,260	539
Monster Beverage*	6,190	440
Total Consumer staples		2,176

Energy-6.8%
Concho Resources*	4,538	656
EOG Resources	3,600	421
Halliburton	12,970	921
Schlumberger	7,150	843
Total Energy		2,841

Financials-5.3%
Affiliated Managers Group*	3,040	623
Aon	6,910	623
Discover Financial Services	7,130	442
Morgan Stanley	16,010	518
Total Financials		2,206

Health care-11.0%
Alexion Pharmaceuticals*	1,600	250
Biogen Idec*	3,100	977
Cigna	4,470	411
Cubist Pharmaceuticals*	5,940	415
Gilead Sciences*	3,610	299
McKesson	6,590	1,228
Mylan*	12,530	646
Roche Holding AG ADR	10,800	403
Total Health care		4,629

Industrials-14.1%
AMETEK	15,790	826
Canadian Pacific Railway	4,650	841
Eaton PLC	6,500	502
Honeywell International	8,820	820
Kirby*	4,870	570
Nielsen Holdings NV	7,220	350
Pentair	8,520	614
Precision Castparts	3,110	785
Rockwell Automation	4,680	586
Total Industrials		5,894

Information technology-30.5%
Adobe Systems*	5,090	368
Alliance Data Systems*	1,540	433
Amphenol	5,310	512
Apple	20,160	1,873
Cavium*	6,540	325
Cognizant Technology Solutions, Cl A*	10,290	503
Facebook, Cl A*	17,400	1,171
Google, Cl A*	3,395	1,986
Microchip Technology	13,340	651
NXP Semiconductors*	13,140	870
Qualcomm	6,310	500
Red Hat*	7,890	436
Salesforce.com*	18,520	1,076
ServiceNow*	11,430	708
Tableau Software, Cl A*^	5,210	372
Visa, Cl A	3,390	714
Western Digital	3,610	333
Total Information technology		12,831

Materials-4.2%
International Flavors & Fragrances	4,050	422
Methanex	8,000	494
Monsanto	6,765	844
Total Materials		1,760

Telecommunication services-1.0%
SBA Communications, Cl A*	4,220	432
Total Telecommunication services		432
Total Common stock (Cost $33,974)**		41,821

Cash equivalent - 2.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡(1)	994,313	994
Total Cash equivalent (Cost $994)**		994
Total Investments-102.1% (Cost $34,968)**		42,815
Net Other assets (liabilities)-(2.1)%		(878)
Net Assets-100.0%		$41,937

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2014 was $781**.
^	Security fully or partially on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $775**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2014.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-86.6%
Consumer discretionary-22.3%
Advance Auto Parts	18,190	$2,454
BorgWarner	84,550	5,512
Chipotle Mexican Grill*	7,910	4,687
Dunkin’ Brands Group	100,250	4,592
Harley-Davidson	88,180	6,159
HomeAway*	108,750	3,787
Kate Spade*	122,600	4,676
MGM Resorts International*	154,340	4,075
Michael Kors Holdings*	52,460	4,651
Netflix*	15,200	6,697
Polaris Industries	16,400	2,136
PVH	21,190	2,471
Starwood Hotels & Resorts Worldwide	75,270	6,083
TripAdvisor*	62,070	6,744
Wynn Resorts	28,245	5,863
Total Consumer discretionary		70,587

Consumer staples-5.7%
Church & Dwight^	53,410	3,736
Hershey	50,320	4,900
Kroger	86,520	4,277
WhiteWave Foods, Cl A*	162,760	5,268
Total Consumer staples		18,181

Energy-7.9%
Cabot Oil & Gas	108,790	3,714
Concho Resources*	34,078	4,924
Gulfport Energy*	50,670	3,182
Memorial Resource Development*	132,720	3,233
Oasis Petroleum*	109,170	6,102
Range Resources	47,390	4,121
Total Energy		25,276

Financials-7.5%
Affiliated Managers Group*	28,490	5,851
Aon	55,740	5,022
Moody’s	49,220	4,315
PacWest Bancorp	104,100	4,494
Signature Bank*	34,100	4,303
Total Financials		23,985

Health care-11.9%
Actavis*	13,000	2,900
Alexion Pharmaceuticals*	30,524	4,769
AmerisourceBergen, Cl A	56,450	4,102
Cooper	33,660	4,562
Cubist Pharmaceuticals*	90,460	6,315
HCA Holdings*	73,460	4,142
Jazz Pharmaceuticals PLC*	28,130	4,135
Mylan*	84,290	4,346
Regeneron Pharmaceuticals*	8,910	2,517
Total Health care		37,788

Industrials-7.0%
Delta Air Lines	124,150	4,807
Genesee & Wyoming, Cl A*	30,200	3,171
Pentair	41,060	2,961
Rockwell Automation	15,400	1,927
Roper Industries	37,560	5,485
United Rentals*	37,560	3,934
Total Industrials		22,285

Information technology-16.8%
Alliance Data Systems*	30,550	8,591
Avago Technologies	85,110	6,134
Cavium*	163,549	8,122
KLA-Tencor	32,080	2,330
NXP Semiconductors*	128,820	8,525
RF Micro Devices*	334,680	3,210
ServiceNow*^	134,990	8,364
Teradyne	190,950	3,743
Workday, Cl A*	50,942	4,578
Total Information technology		53,597

Materials-6.1%
Eastman Chemical	35,830	3,130
International Flavors & Fragrances	42,750	4,458
Methanex^	93,160	5,755
PolyOne	77,600	3,270
PPG Industries	13,900	2,921
Total Materials		19,534

Telecommunication services-1.4%
SBA Communications, Cl A*	43,240	4,423
Total Telecommunication services		4,423
Total Common stock (Cost $207,301)**		275,656

Cash equivalent - 1.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡(1)	5,037,123	5,037
Total Cash equivalent (Cost $5,037)**		5,037
Total Investments-88.2% (Cost $212,338)**		280,693
Net Other assets (liabilities)-11.8%		37,584
Net Assets-100.0%		$318,277

*	Non-income producing security.
**	This number is listed in thousands.
(1)	A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2014 was $5,037**.
^	Security fully or partially on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $4,928**.
‡	Rate shown is the 7-day effective yield as of June 30, 2014.

Cl	- Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-99.8%†
Consumer discretionary-17.1%
Ann*	47,138	$1,939
Brunswick	27,880	1,175
Burlington Stores*	55,301	1,762
Chuy’s Holdings*^	59,460	2,158
Core-Mark Holding	53,120	2,424
del Frisco’s Restaurant Group*	69,520	1,916
Five Below*^	57,040	2,276
Gentherm*	27,070	1,203
G-III Apparel Group*	26,690	2,180
HomeAway*	27,350	952
Imax*^	46,100	1,313
Kate Spade*	15,070	575
Multimedia Games Holdings*	25,410	753
Restoration Hardware Holdings*	23,880	2,222
Skechers U.S.A., Cl A*	43,760	2,000
Tenneco*	33,970	2,232
Vince Holding*	19,820	726
Zoe’s Kitchen*	20,520	705
Total Consumer discretionary		28,511

Consumer staples-2.3%
Boston Beer, Cl A*^	6,700	1,498
Natural Grocers By Vitamin Cottage*^	42,900	918
United Natural Foods*	22,963	1,495
Total Consumer staples		3,911

Energy-6.9%
Chesapeake Lodging Trust	51,930	1,570
Diamondback Energy*	25,230	2,240
Kodiak Oil & Gas*	191,980	2,793
Penn-Virginia*	166,150	2,817
Rex Energy*	68,290	1,209
SemGroup, Cl A	11,590	914
Total Energy		11,543

Financials-6.2%
Bank of the Ozarks^	62,660	2,096
eHealth*	17,760	674
Essent Group*	86,190	1,732
Evercore Partners	36,900	2,127
Kennedy-Wilson Holdings	95,770	2,568
PacWest Bancorp	24,870	1,074
Total Financials		10,271

Health care-21.4%
Acadia Healthcare*	33,680	1,532
Akorn*	100,766	3,349
Bruker*	52,680	1,279
Centene*^	26,090	1,973
Cubist Pharmaceuticals*	19,240	1,343
DepoMed*	158,190	2,199
Dexcom*	32,350	1,283
ExamWorks Group*	42,010	1,333
Horizon Pharma*^	128,040	2,026
Impax Laboratories*	88,000	2,639
InterMune*	54,520	2,407
Ironwood Pharmaceuticals*	151,260	2,319
LifePoint Hospitals*	33,140	2,058
Neurocrine Biosciences*	79,860	1,185
NPS Pharmaceuticals*	54,630	1,806
Pacira Pharmaceuticals*	18,660	1,714
Puma Biotechnology*	20,710	1,367
Team Health Holdings*	50,640	2,529
The Medicines*	46,450	1,350
Total Health care		35,691

Industrials-12.9%
Generac Holdings*	14,960	729
H&E Equipment Services*	48,432	1,760
HEICO^	20,422	1,061
Interface	57,040	1,075
Middleby*^	9,900	819
On Assignment*	63,960	2,275
Proto Labs*^	35,510	2,908
Saia*	56,950	2,502
Spirit Airlines*	34,580	2,187
Swift Transportation*	70,650	1,782
Tutor Perini*	53,600	1,701
Watsco	15,820	1,626
Watts Water Technologies^	17,326	1,070
Total Industrials		21,495

Information technology-26.6%
A10 Networks*	38,600	513
Applied Micro Circuits*	226,660	2,450
Aspen Technology*	36,250	1,682
Belden	15,070	1,178
Bottomline Technologies*	35,800	1,071
Cavium*	57,140	2,838
Cognex*^	55,660	2,137
Constant Contact*	69,090	2,218
Cornerstone OnDemand*	55,890	2,572
DealerTrack Technologies*^	19,480	883
Demandware*	41,850	2,904
Digimarc	54,204	1,767
Envestnet*	18,830	921
Guidewire Software*	40,740	1,656
Integrated Device Technology*	117,980	1,824
Marchex	156,870	1,886
Monolithic Power Systems	63,980	2,710
Proofpoint*^	76,070	2,851
RF Micro Devices*	175,690	1,685
Sunedison*	93,330	2,109
Synaptics*	36,300	3,291
The Ultimate Software Group*^	15,520	2,144
Wex*	10,700	1,123
Total Information technology		44,413

Materials-6.4%
Chemtura*	62,150	1,624
Graphic Packaging Holding*	162,710	1,904
Platform Specialty Products*	52,150	1,462
PolyOne	67,830	2,858
Senomyx*	131,960	1,141
US Silica Holdings	30,720	1,703
Total Materials		10,692
Total Common stock
(Cost $127,657)**		166,527

Cash equivalent - 10.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡(1)	17,713,355	17,713

		Value
	Shares	(000)
Total Cash equivalent (Cost $17,713)**		$17,713
Total Investments-110.4%
(Cost $145,370)**		184,240
Net Other assets (liabilities)-(10.4)%		(17,414)
Net Assets-100.0%		$166,826

*                                         Non-income producing security.

**                                  This number is listed in thousands.

(1)                                 A portion of the Fund’s position in this security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2014 was $17,357**.

^                                          Security fully or partially on loan at June 30, 2014.  The total value of securities on loan at June 30, 2014 was $17,188**.

†                                       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                                         Rate shown is the 7-day effective yield as of June 30, 2014.

Cl                                    - Class

See accompanying notes to schedules of investments.

Schedule of investments (in Liquidation)(a)

Turner Emerging Markets Fund

June 30, 2014 (Unaudited)

		Value
	Shares	(000)
Common stock-1.0%
Financials-1.0%
Atlas Mara Co-Nvest#*§	500	$6
Total Financials		6
Total Common stock
(Cost $5)**		6

Warrant-0.2%
Financials-0.2%
Atlas Mara Co-Nvest#*§	500	1
Total Financials		1
Total Warrant
(Cost $—)**		1
Cash equivalent - 105.0%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.065%‡	606,332	606
Total Cash equivalent
(Cost $606)**		606
Total Investments-106.2%
(Cost $611)**		613
Net Other assets (liabilities)-(6.2)%		(36)
Net Assets-100.0%		$577

(a)    See Note 2 of Notes to schedules of investments.

#            The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.  Trading of this security has been halted by the company pending an acquisition of another firm.  As of June 30, 2014, illiquid securities were 1.2% of the Fund’s net assets.

	Acquisition Date	Acquisition Cost**	Share Amount	Fair Value**
Atlas Mara Co-Nvest	12/17/13	$—	500	$1
Atlas Mara Co-Nvest	12/17/13	$5	500	$6

§                 Security fair valued using procedures established by the Fair Value Committee.  As of June 30, 2014, the total market value of these securities was $7**, representing 1.2% of the Fund’s net assets.

*                 Non-income producing security.

**          This number is listed in thousands.

‡                 Rate shown is the 7-day effective yield as of June 30, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner All Cap Growth Fund (“All Cap Growth Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), Turner Small Cap Growth Fund (“Small Cap Growth Fund”), and Turner Emerging Markets Fund (“Emerging Markets Fund”), each a “Fund” and collectively the “Funds.”

The Emerging Markets Fund is currently closed to new investors and is in process of liquidation, which was approved by the Board of Trustees on March 25, 2014.  It is anticipated to be fully liquidated during the third quarter of 2014.

On May 16, 2014, the Board of Trustees approved the reorganization of the All Cap Growth Fund into the Midcap Growth Fund.  The decision is subject to shareholder approval at a Special Meeting expected to take place during the third quarter of 2014.  The All Cap Growth Fund is closed to new investors in anticipation of the reorganization.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments, the Schedules of securities sold short and the Schedules of open written option contracts.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

Effective March 25, 2014, the Board of Trustees approved a plan of liquidation (“the Plan”) for all shares outstanding of the Emerging Markets Fund and closed the Fund to new investors effective March 26, 2014.  It is anticipated that the Fund will be fully liquidated during the third quarter of 2014. As a result of the Plan, the Fund has adopted the liquidation basis of accounting, which entails recording assets at estimated net realizable values, liabilities at estimated net settlement amounts, and accruing expenses that are expected to be incurred through the final date of liquidation.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds’ Sub-administrator, Citi Fund Services Ohio, Inc., monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board (“trigger points”), the Sub-administrator will notify Turner Investments, L.P. (the “Adviser”) that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of June 30, 2014.  The breakdown, by category, of the “common stock” category is disclosed on the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)	Total (000)
Medical Sciences Long/Short Fund
Investments in securities
Common stock	$44,620	$—	$44,620
Call option contracts	202	—	202
Cash equivalent	3,114	—	3,114
Total Investments in securities	$47,936	$—	$47,936
Securities sold short
Common stock	$21,400	$—	$21,400
Exchange traded funds	7,319	—	7,319
Total Securities sold short	$28,719	$—	$28,719
Other financial instruments(a)
Written call option contracts	$72	$—	$72
Total Other financial instruments	$72	$—	$72

Spectrum Fund
Investments in securities
Common stock
Financials	$21,112	$5,079	$26,191
Other common stock	114,569	—	114,569
Call option contracts	137	—	137
Warrant	—	708	708
Cash equivalent	36,649	—	36,649
Total Investments in securities	$172,467	$5,787	$178,254
Securities sold short
Common stock	$78,995	$—	$78,995
Exchange traded funds	14,440	—	14,440
Total Securities sold short	$93,435	$—	$93,435
Other financial instruments(a)
Written call option contracts	$49	$—	$49
Total Other financial instruments	$49	$—	$49

Titan Fund
Investments in securities
Common stock	$9,461	$—	$9,461
Cash equivalent	2,428	—	2,428
Total Investments in securities	$11,889	$—	$11,889
Securities sold short
Common stock	$4,753	$—	$4,753
Exchange traded funds	957	—	957
Total Securities sold short	$5,710	$—	$5,710

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

All Cap Growth Fund
Investments in securities
Financials	$1,019	$715	$1,734
Other common stock	15,910	—	15,910
Warrant	—	98	98
Cash equivalent	144	—	144
Total Investments in securities	$17,073	$813	$17,886

Emerging Growth Fund
Investments in securities
Common stock	$225,890	$—	$225,890
Cash equivalent	30,934	—	30,934
Total Investments in securities	$256,824	$—	$256,824

Large Growth Fund
Investments in securities
Common stock	$41,821	$—	$41,821
Cash equivalent	994	—	994
Total Investments in securities	$42,815	$—	$42,815

Midcap Growth Fund
Investments in securities
Common stock	$275,656	$—	$275,656
Cash equivalent	5,037	—	5,037
Total Investments in securities	$280,693	$—	$280,693

Small Cap Growth Fund
Investments in securities
Common stock	$166,527	$—	$166,527
Cash equivalent	17,713	—	17,713
Total Investments in securities	$184,240	$—	$184,240

Emerging Markets Fund
Investments in securities
Common stock	$—	$6	$6
Warrant	—	1	1
Cash equivalent	606	—	606
Total Investments in securities	$606	$7	$613

(a)Other financial instruments are derivative instruments and are reflected in the Schedule of open written option contracts.

For the period ended June 30, 2014, there were no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. For each Fund there were no transfers between the Levels as of June 30, 2014 based on the input levels assigned at September 30, 2013.

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the period ended June 30, 2014.

Participation notes — The Emerging Markets Fund may invest in participation notes. Some countries, especially emerging markets countries, do not permit foreign entities to participate directly in their securities markets or otherwise have regulations that present difficulties for efficient foreign investment. The Emerging Markets Fund may use participation notes to establish a position in such markets as a substitute for direct investment. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity security or debt security, currency or market. When the participation note matures, the issuer of the participation note will pay to, or receive from, the Emerging Markets Fund the difference between the nominal value of the underlying investment at the time of purchase and that instrument’s value at maturity. Investments in participation notes involve the same risks as are associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues the participation note will not fulfill its contractual obligation to complete the transaction with

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

the Emerging Markets Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and the Emerging Markets Fund would rely on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets when it invests in participation notes. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.

Option transactions — Consistent with each Fund’s investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the options contract. The initial purchase (sale) of an option is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability.

Option contracts are valued at the last quoted sales price.  If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.  The primary risk exposure from written and purchased options contracts is equity exposure.

As of June 30, 2014, Medical Science Long/Short Fund and Spectrum Fund held purchased options.

A summary of option contracts written during the period ended June 30, 2014 for Medical Science Long/Short Fund and Spectrum Fund is as follows:

Medical Sciences Long/Short Fund	Option contracts	Option premiums (000)
Options outstanding at beginning of period	—	$—
Options written	288	53
Options cancelled in a closing purchase transaction	—	—
Options expired	—	—
Options outstanding at end of period	288	$53

Spectrum Fund	Option contracts	Option premiums (000)
Options outstanding at beginning of period	1,448	$89
Options written	5,420	179
Options cancelled in a closing purchase transaction	(3,159)	(61)
Options expired	(3,513)	(171)
Options outstanding at end of period	196	$36

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

Illiquid Securities — Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of June 30, 2014:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
Emerging Growth Fund	$27,371	$27,950
Large Growth Fund	775	781
Midcap Growth Fund	4,928	5,037
Small Cap Growth Fund	17,188	17,357

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5. Federal tax information:

At June 30, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (000)
Medical Sciences Long/Short Fund	$46,348	$4,117	$(2,529)	$1,588
Spectrum Fund	165,338	18,136	(5,220)	12,916
Titan Fund	10,955	1,128	(194)	934
All Cap Growth Fund	14,344	3,739	(197)	3,542
Emerging Growth Fund	181,107	79,497	(3,780)	75,717
Large Growth Fund	34,976	7,903	(64)	7,839
Midcap Growth Fund	213,129	68,664	(1,100)	67,564
Small Cap Growth Fund	148,071	40,700	(4,531)	36,169
Emerging Markets Fund	611	2	—	2

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedules of investments were issued.  Based on this evaluation, no additional disclosures and/or adjustments were required as of June 30, 2014.

Notes to Schedules of Investments

June 30, 2014 (Unaudited)

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)         A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date:	August 22, 2014

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2014